Stock-Based Compensation (Details) - Schedule of option activity of the Plan	12 Months Ended
Dec. 31, 2021 $ / shares shares
Schedule of option activity of the Plan [Abstract]
Beginning balance, Options | shares	8,890,535
Beginning balance, Exercise Price | $ / shares	$ 0.31
Beginning balance, Remaining Contractual Life	7 years 10 months 20 days
Granted Options | shares	5,870,433
Granted Exercise Price | $ / shares	$ 5.82
Granted Remaining Contractual Life	9 years 4 months 28 days
Exercised Options | shares	(1,558,908)
Exercised Exercise Price | $ / shares	$ 0.28
Exercised Remaining Contractual Life	7 years 18 days
Repurchased, cancelled, forfeited, or expired Options | shares	(1,192,292)
Repurchased, cancelled, forfeited, or expired Exercise Price | $ / shares	$ 1.14
Repurchased, cancelled, forfeited, or expired Remaining Contractual Life
Ending Balance, Options | shares	12,009,768
Ending Balance, Exercise Price | $ / shares	$ 2.92
Ending Balance, Remaining Contractual Life	7 years 9 months 3 days
Options vested, Options | shares	4,280,515
Options vested, Exercise Price | $ / shares	$ 0.5
Options vested, Weighted Average Remaining Contractual Life	5 years 3 months 10 days
Options vested and expected to vest, Options | shares	12,009,768
Options vested and expected to vest, Exercise Price | $ / shares	$ 2.92
Options vested and expected to vest, Weighted Average Remaining Contractual Life	7 years 9 months 3 days